Average Annual Total Returns - Class K shares - iShares Russell 1000 Large-Cap Index Fund - Class K Shares	Apr. 29, 2021	Apr. 28, 2021
Average Annual Return:
1 Year	20.84%
5 Years	15.49%
Since Inception	13.55%
Inception Date	Mar. 31, 2011
After Taxes on Distributions
Average Annual Return:
1 Year		20.25%
5 Years		14.59%
Since Inception		12.60%
Inception Date		Mar. 31, 2011
After Taxes on Distributions and Sales
Average Annual Return:
1 Year		12.53%
5 Years		12.17%
Since Inception		10.97%
Inception Date		Mar. 31, 2011